Income tax - Summary of components of deferred tax assets and deferred tax liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	R$ 2,017,771	R$ 1,500,839	R$ 1,244,135	R$ 496,694
Deferred tax expense (income)	516,932	256,704	747,441
Deferred tax assets	2,104,128	1,611,882
Deferred tax liabilities	(86,357)	(111,043)
Tax losses carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	742,245	575,120
Deferred tax expense (income)	167,125	466,982	100,756
Goodwill on business combinations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	35,823	6,376
Deferred tax expense (income)	29,447	(6,053)	(10,409)
Provisions for IFAs’ commissions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	90,075	71,986
Deferred tax expense (income)	18,089	(4,988)	(17,570)
Revaluations of financial assets at fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(166,281)	(214,456)
Deferred tax expense (income)	48,175	(388,197)	190,520
Expected credit losses (ii)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	335,711	58,208
Deferred tax expense (income)	277,503	14,277	24,487
Profit sharing plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	278,983	269,949
Deferred tax expense (income)	9,034	9,084	96,057
Net gain on hedge instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(22,704)	(11,169)
Deferred tax expense (income)	(11,535)	(39,292)	7,137
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	627,730	566,721
Deferred tax expense (income)	61,009	181,127	269,618
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	96,189	178,104
Deferred tax expense (income)	R$ (81,915)	R$ 23,764	R$ 86,845